May 01, 2019
BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

(the “Fund”)

Supplement dated May 29, 2019 to

the Prospectus of the Fund, dated May 1, 2019

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section entitled “Fund Overview—Key Facts About BlackRock Balanced Capital Portfolio—Principal Investment Strategies of the Fund” is amended to add the following after the sixth paragraph:

The Fund may also gain exposure to fixed-income securities by investing in BlackRock fixed-income mutual funds. As of the date of this prospectus, the Fund intends to invest in BATS: Series A Portfolio (“BATS-A”), a series of BlackRock Allocation Target Shares. The investment objective of BATS-A is to seek a high level of current income consistent with capital preservation. In pursuit of its investment objective, BATS-A principally invests in asset-backed securities; commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government; commercial and residential mortgage-backed securities issued by banks and other financial institutions; collateralized mortgage obligations; loans backed by commercial or residential real estate; derivatives; and repurchase agreements and reverse repurchase agreements.

The section entitled “Fund Overview—Key Facts About BlackRock Balanced Capital Portfolio—Principal Risks of Investing in the Fund” is amended to add the following investment risk:

•
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.